EMPLOYEE BENEFITS - Sensitivity of Defined Benefit Obligation (Details) - Actuarial assumption of discount rates - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Changes in assumption of +1% discount rate	€ (1,446)	€ (1,695)
Changes in assumption of -1% discount rate	€ 1,656	€ 1,951